Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026		Oct. 31, 2025		Jan. 31, 2025
Disclosure of operating segments [line items]
Net interest income	[1]	$ 5,582		$ 5,586		$ 5,173
Non-interest income	[2]	4,064	[3]	4,217	[4]	4,199	[5]
Total revenue		9,646		9,803		9,372
Provision for credit losses		1,176		1,113		1,162
Depreciation and amortization		385		403		403
Other non-interest expenses		4,914		5,425		6,088
Provision for income taxes		872		656		726
Net income		2,299		2,206		993
Net income attributable to non-controlling interests in subsidiaries		12		(13)		(154)
Net income attributable to equity holders of the Bank		2,287		2,219		1,147
Average assets		1,498,000		1,487,000		1,461,000
Average liabilities		1,409,000		1,400,000		1,376,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1]	2,734		2,672		2,647
Non-interest income	[2]	780	[3]	735	[4]	765	[5]
Total revenue		3,514		3,407		3,412
Provision for credit losses		576		494		538
Depreciation and amortization		137		140		136
Other non-interest expenses		1,478		1,477		1,475
Provision for income taxes		363		355		350
Net income		960		941		913
Net income attributable to equity holders of the Bank		960		941		913
Average assets		472,000		466,000		460,000
Average liabilities		378,000		379,000		386,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1]	2,146		2,273		2,169
Non-interest income	[2]	815	[3]	778	[4]	861	[5]
Total revenue		2,961		3,051		3,030
Provision for credit losses		536		595		602
Depreciation and amortization		118		119		130
Other non-interest expenses		1,342		1,458		1,423
Provision for income taxes		228		201		189
Net income		737		678		686
Net income attributable to non-controlling interests in subsidiaries		20		44		35
Net income attributable to equity holders of the Bank		717		634		651
Average assets		219,000		226,000		229,000
Average liabilities		172,000		178,000		174,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1]	304		281		232
Non-interest income	[2]	1,497	[3]	1,423	[4]	1,347	[5]
Total revenue		1,801		1,704		1,579
Provision for credit losses		4		4		4
Depreciation and amortization		45		46		47
Other non-interest expenses		1,101		1,049		975
Provision for income taxes		167		155		144
Net income		484		450		409
Net income attributable to non-controlling interests in subsidiaries		3		3		2
Net income attributable to equity holders of the Bank		481		447		407
Average assets		40,000		39,000		37,000
Average liabilities		55,000		52,000		43,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1]	398		363		319
Non-interest income	[2]	1,370	[3]	1,221	[4]	1,275	[5]
Total revenue		1,768		1,584		1,594
Provision for credit losses		60		20		18
Depreciation and amortization		53		65		64
Other non-interest expenses		959		835		827
Provision for income taxes		152		145		168
Net income		544		519		517
Net income attributable to non-controlling interests in subsidiaries		(1)
Net income attributable to equity holders of the Bank		545		519		517
Average assets		546,000		531,000		511,000
Average liabilities		551,000		541,000		511,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1],[6]			(3)		(194)
Non-interest income	[2],[6]	(398)	[3],[7]	60	[4]	(49)	[5]
Total revenue	[6]	(398)		57		(243)
Provision for credit losses	[6]			0
Depreciation and amortization	[6]	32		33		26
Other non-interest expenses	[6]	34	[7]	606	[8]	1,388	[9]
Provision for income taxes	[6]	(38)		(200)		(125)
Net income	[6]	(426)		(382)		1,532
Net income attributable to non-controlling interests in subsidiaries	[6]	(10)		(60)		(191)
Net income attributable to equity holders of the Bank	[6]	(416)		(322)		(1,341)
Average assets	[6]	221,000		225,000		224,000
Average liabilities	[6]	$ 253,000		$ 250,000		$ 262,000

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[3]	Includes income from associated corporations for Canadian Banking – $(9), International Banking – $48, and Other – $150.
[4]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(1); International Banking – $40, Global Banking and Markets – $1, and Other – $139.
[5]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $35, and Other – $54.
[6]	Includes all other smaller operating segments and corporate adjustments.
[7]	Includes the loss related to the sale of the banking operations in Colombia, Costa Rica and Panama.
[8]	Includes the restructuring charge and severance provisions.
[9]	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama.